Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan Borrower Sector [Abstract]
Commercial, and industrial		R$ 140,619,110	R$ 140,992,900	R$ 150,880,864
Real estate-construction		34,808,681	36,650,011	36,851,879
Installment loans to individuals		110,512,978	88,701,763	77,407,496
Lease financing		1,888,444	2,092,882	2,126,210
Total	[1]	R$ 287,829,213	R$ 268,437,556	R$ 267,266,449

[1]	It includes commercial credit, secured loans, reverse repurchase agreements, finance leases, other term loans and impaired assets.